Warrants - Schedule of Warrants Outstanding (Details) - 9 months ended Jul. 31, 2026 - Warrants [member]	$ / shares shares	$ / shares
Schedule of Warrants Outstanding [Line Items]
Number of warrants outstanding	3,014,909
Number of shares to be issued from the exercise of warrants (warrant shares)	1,010,773
November 17, 2027 [Member]
Schedule of Warrants Outstanding [Line Items]
Number of warrants outstanding	1,923
Number of shares to be issued from the exercise of warrants (warrant shares)	5
Exercise price per warrant shares (in Dollars per share and Dollars per share) | (per share)	$ 97,500	$ 136,782.75
Expiry date	Nov. 17, 2027
April 5, 2028 [Member]
Schedule of Warrants Outstanding [Line Items]
Number of warrants outstanding	602,039
Number of shares to be issued from the exercise of warrants (warrant shares)	247,338
Exercise price per warrant shares (in Dollars per share and Dollars per share) | (per share)	$ 1.875	1.875
Expiry date	Apr. 05, 2028
September 17, 2028 [Member]
Schedule of Warrants Outstanding [Line Items]
Number of warrants outstanding	2,024,739
Number of shares to be issued from the exercise of warrants (warrant shares)	335,242
Exercise price per warrant shares (in Dollars per share and Dollars per share) | (per share)	$ 1.875	1.875
Expiry date	Sep. 17, 2028
January 15, 2029 [Member]
Schedule of Warrants Outstanding [Line Items]
Number of warrants outstanding	386,208
Number of shares to be issued from the exercise of warrants (warrant shares)	428,188
Exercise price per warrant shares (in Dollars per share and Dollars per share) | (per share)	$ 1.875	$ 1.875
Expiry date	Jan. 15, 2029